BALANCE SHEETS (Parenthetical)	Sep. 30, 2021 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, shares issued	23,000,000
Common shares, outstanding	23,000,000
Class A common stock
Preferred shares, par value per share | $ / shares	$ 0.0001
Temporary equity, shares subject to possible redemption	23,000,000
Temporary equity, redemption price per share | $ / shares	$ 10.00
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares subject to possible redemption	23,000,000
Class B common stock
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	10,000,000
Common stock, shares issued	5,750,000
Common shares, outstanding	5,750,000